INTANGIBLE ASSETS AND GOODWILL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 58	€ 61
Additions	3	4
Amortization expense	(10)	(14)
Transfer	0	4
Effect of changes in foreign exchange rates	3	3
Intangible assets (excluding goodwill), ending balance	54	58
Changes in goodwill [abstract]
Goodwill, beginning balance	451	417
Effect of changes in foreign exchange rates	27	34
Goodwill, ending balance	478	451
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	224
Intangible assets (excluding goodwill), ending balance	236	224
Changes in goodwill [abstract]
Goodwill, beginning balance	451
Goodwill, ending balance	478	451
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(166)
Intangible assets (excluding goodwill), ending balance	(182)	(166)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	18	18
Additions	0	0
Amortization expense	(2)	(1)
Transfer	0	0
Effect of changes in foreign exchange rates	2	1
Intangible assets (excluding goodwill), ending balance	18	18
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	86
Intangible assets (excluding goodwill), ending balance	92	86
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(68)
Intangible assets (excluding goodwill), ending balance	(74)	(68)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	21	15
Additions	0	0
Amortization expense	(7)	(12)
Transfer	2	17
Effect of changes in foreign exchange rates	0	1
Intangible assets (excluding goodwill), ending balance	16	21
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	91
Intangible assets (excluding goodwill), ending balance	94	91
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(70)
Intangible assets (excluding goodwill), ending balance	(78)	(70)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13	13
Additions	0	0
Amortization expense	(1)	(1)
Transfer	0	0
Effect of changes in foreign exchange rates	1	1
Intangible assets (excluding goodwill), ending balance	13	13
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	40
Intangible assets (excluding goodwill), ending balance	42	40
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(27)
Intangible assets (excluding goodwill), ending balance	(29)	(27)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2	13
Additions	3	4
Amortization expense	0	0
Transfer	(2)	(15)
Effect of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	3	2
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	3
Intangible assets (excluding goodwill), ending balance	4	3
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(1)
Intangible assets (excluding goodwill), ending balance	(1)	(1)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	4	2
Additions	0	0
Amortization expense	0	0
Transfer	0	2
Effect of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	4	4
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	4
Intangible assets (excluding goodwill), ending balance	4	4
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	0
Intangible assets (excluding goodwill), ending balance	€ 0	€ 0